RELATED PARTIES	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 16 - RELATED PARTIES

A.	Compensation to the non-executive directors:

	For the year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8

Fees, including reimbursement of expenses	251	323	340
Share-based compensation	76	123	113
	327	446	453

B.	Transactions with related parties:

	For the year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8

Consulting fees, including share-based compensation and reimbursement of expenses (1)	57	54	47
	57	54	47

On April 4, 2016, the Company entered into an employment agreement with Sigalit Kimchy, according to which Ms. Kimchy serves as marcom and user interface lead, in a 60% part-time role (no less than 112 hours per month), for a monthly salary of NIS 11.2 ($3), plus up to 35 monthly overtime hours at a gross monthly rate of NIS 2.8 ($1), or an aggregate monthly salary of up to NIS 14 ($4). Ms. Kimchy is entitled to an education fund, managers' insurance or pension fund and reimbursement of monthly travel expenses. Sigalit Kimchy is the wife of Yoav Kimchy, the Company’s Chief Technology Officer.